Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

6. Stockholders’ Equity

Preferred Stock — The Company has authorized up to 5,000,000 shares of preferred stock, $0.0001 par value per share, for issuance. The preferred stock will have such rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be determined by the Company’s Board of Directors upon its issuance. To date, the Company has not issued any preferred shares.

Common Stock — The Company has authorized up to 350,000,000 shares of common stock, $0.0001 par value per share, for issuance.

November 2014 Purchase Agreement with Lincoln Park Capital, LLC — On November 18, 2014, the Company entered into a purchase agreement (LPC Agreement) with Lincoln Park Capital, LLC (LPC), pursuant to which the Company has the right to sell to LPC up to $50 million in shares of the Company’s common stock, subject to certain limitations and conditions over the 36 month term of the LPC Agreement. Pursuant to the purchase agreement, LPC initially purchased 125,000 shares of the Company’s common stock at $40.00 per share and the Company issued 31,561 shares of common stock to LPC as a commitment fee, which was recorded as a cost of capital. As a result of this initial issuance, the Company received initial net proceeds of $4.9 million, after deducting commissions and other offering expenses. The Company did not sell any shares of our common stock under the LPC Agreement during the six months ended June 30, 2017. On February 6, 2017, the LPC Agreement was amended to decrease the total value of common stock that the Company may sell to LPC from $55,000,000 to $15,600,000. Except as noted below, the Company has $2.1 million of remaining availability under the LPC Agreement. Use of the purchase agreement with LPC is not currently available to the Company because the Company is not currently eligible to use a Form S-3 registration statement until April 2018 at the earliest.

At-The-Market Issuance Sales Agreements — On May 24, 2013, the Company entered into At-The-Market Issuance Sales Agreements (ATM) with FBR & Co. (formerly MLV & Co. LLC) and Maxim Group LLC (the Agents). From time to time during the term of the ATM, we may issue and sell through the Agents, shares of our common stock, and the Agents collect a fee equal to 3% of the gross proceeds from the sale of shares, up to a total limit of $20 million in gross proceeds. Except as noted below, the ATM is available to the Company until it is terminated by the Agents, or the Company. The Company did not sell any shares of our common stock under the ATM during the six months ended June 30, 2017. On December 4, 2015 we replenished the ATM limit up to $20 million in gross proceeds available for future sales of our common stock. Except as noted below, the Company has $19.1 million of remaining availability under the ATM. Use of the ATM is not currently available to the Company because the Company is not currently eligible to use a Form S-3 registration statement, and it does not expect to be eligible to use a Form S-3 registration statement until April 2018 at the earliest.

February 2017 Underwritten Public Offering — On February 13, 2017, the Company closed an underwritten public offering of 17,000,000 shares of common stock and warrants to purchase 17,000,000 shares of common stock priced at $1.00 per share and accompanying warrant (February 2017 Offering). The warrants are immediately exercisable with a strike price of $1.10 and will expire on the fifth anniversary of the date of issuance. The shares of common stock and the warrants were issued separately and were separately transferable immediately upon issuance. The net proceeds of the February 2017 Offering were $15.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company. The fair value of the warrants to purchase shares of our common stock issued in connection with the February 2017 Offering was $10.4 million recorded as an issuance cost.

Shares of common stock for future issuance are reserved for as follows (in thousands):

As of June 30, 2017
Warrants outstanding	19,557
Stock options outstanding	505
Options reserved for future issuance under the Company’s 2016 Incentive Plan	466
Shares reserved for future issuance under the Employee Stock Purchase Plan	17

Total reserved for future issuance	20,545

7. Stockholders’ Equity

Preferred Stock — The Company has authorized up to 5,000,000 shares of preferred stock, $0.0001 par value per share, for issuance. The preferred stock will have such rights, privileges and restrictions, including voting rights, dividend conversion rights, redemption privileges and liquidation preferences, as shall be determined by the Company’s board of directors upon its issuance. To date, the Company has not issued any preferred shares.

Common Stock — The Company has authorized up to 350,000,000 shares of common stock, $0.0001 par value per share, for issuance.

Issuances of common stock are as follows:

November 2014 Purchase Agreement with Lincoln Park Capital, LLC — On November 18, 2014, the Company entered into a purchase agreement with Lincoln Park Capital, LLC (LPC), pursuant to which the Company has the right to sell to LPC up to $50 million in shares of the Company’s common stock, subject to certain limitations and conditions over the 36 month term of the purchase agreement. Pursuant to the purchase agreement, LPC initially purchased 125,000 shares of the Company’s common stock at $40.00 per share and the Company issued 31,561 shares of common stock to LPC as a commitment fee, which was recorded as a cost of capital. As a result of this initial issuance, the Company received initial net proceeds of $4.9 million, after deducting commissions and other offering expenses. In addition to the LPC’s initial purchase of our common stock under the purchase agreement, during 2014, we received net proceeds of $8.5 million from LPC’s subsequent purchases of a total of 230,000 shares of our common stock, excluding the commitment fee shares. During the years ended December 31, 2016 and 2015 we received $0.8 million and $4.4 million by issuing 150,000 and 135,000 shares of our common stock, respectively. On February 6, 2017, Purchase Agreement was amended to the total value of common stock that the Company may sell to LPC from $55,000,000 to $15,600,000.

At-The-Market Issuance Sales Agreements — On May 24, 2013 the Company entered into At-The-Market Issuance Sales Agreements (ATM) with FBR & Co. (formerly MLV & Co. LLC) and Maxim Group LLC (the Agents). From time to time during the term of the ATM, we may issue and sell through the Agents, shares of our common stock, and the Agents collect a fee equal to 3% of the gross proceeds from the sale of shares, up to a total limit of $20 million in gross proceeds. The ATM is available to the Company until it is terminated by the Agents, or the Company. During the years ended December 31, 2016 and 2015 we received $0.9 million and $2.3 million by issuing 334,000 and 72,000 shares of our common stock. During the year ended December 31, 2014, we received $2.3 million in net proceeds from the sale of 70,000 shares of our common stock through the ATM. On December 4, 2015 we replenished the ATM limit up to $20 million in gross proceeds available for future sales of our common stock.

March 2015 Underwritten Public Offering — On March 18, 2015 the Company closed an underwritten public offering of 1,217,948 units at a price to the public of $31.20 per unit for gross proceeds of $38 million (the “March 2015 Offering”). Each unit consists of one share of common stock, and a warrant to purchase 0.50 of a share of common stock at an exercise price of $41.60 per share. The March 2015 Offering included an over-allotment option for the underwriters to purchase an additional 182,692 shares of common stock and/or warrants to purchase up to 91,346 shares of common stock. On March 18, 2015, the underwriters exercised their over-allotment option to purchase warrants to purchase an aggregate of 91,346 shares of common stock. On April 10, 2015, the underwriters exercised their over-allotment option to purchase 182,692 shares of common stock for additional net proceeds of $5.4 million. The total net proceeds of the March 2015 Offering, including the exercise of the over-allotment option to purchase the warrants, were $40.8 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company.

January 2016 Underwritten Public Offering — On January 12, 2016 the Company closed an underwritten public offering of 988,636 units at a price to the public of $22.00 per unit for gross proceeds of $21.8 million (“January 2016 Offering”). Each unit consists of one share of common stock, and a warrant to purchase 0.60 of a share of common stock at an exercise price of $28.40 per share. The January 2016 Offering included an over-allotment option for the underwriters to purchase an additional 148,295 shares of common stock and/or warrants to purchase up to 88,977 shares of common stock. On January 12, 2016, the underwriters exercised their over-allotment option to purchase warrants to purchase an aggregate of 88,977 shares of common stock. The underwriters did not exercise their over-allotment option to purchase 148,295 shares of our common stock. The total net proceeds of the January 2016 Offering, including the exercise of the over-allotment option to purchase the warrants, were $20.2 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.

July 2016 Registered Direct Offering — On July 13, 2016, we closed the sale to certain institutional investors of 1,400,000 shares of common stock at a purchase price per share of $9.00 in a registered direct offering, and warrants to purchase up to 700,000 shares of common stock with an exercise price of $13.00 per share in a concurrent private placement. The warrants are initially exercisable six months and one day following issuance and have a term of five years from the date of issuance. The net proceeds to Galena after deducting placement agent fees and estimated offering expenses were approximately $11.7 million.

February 2017 Underwritten Public Offering — On February 13, 2017, the Company closed an underwritten public offering of 17,000,000 shares of common stock and warrants to purchase 17,000,000 shares of common stock priced at $1.00 per share and accompanying warrant (“February 2017 Offering”). The warrants are immediately exercisable with a strike price of $1.10 and will expire on the fifth anniversary of the date of issuance. The shares of common stock and the warrants will be issued separately and will be separately transferable immediately upon issuance. The net proceeds of the February 2017 Offering were $15.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.